Shareholder Report, Average Annual Return (Details) 74300185400_Putnam Emerging Markets Equity Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	38.31%	7.96%	11.03%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	39.25%	8.18%	9.29%